UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment |_|; Amendment Number: N/A

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Avery Capital Management LLC
Address: 277 Park Avenue, 26th Floor
         New York, NY 10172

Form 13F File Number : 28- 05445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Barry Newburger
Title: Senior Managing Director
Phone: 212-350-5161

Signature, Place, and Date of Signing:

                                  New York, NY
   -----------                    -------------                ------
   [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s) .)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

               Form 13F File Number          Name

             28-                             N/A
                 ----------------------
                 [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          130

Form 13F Information Table Value Total: $      302,902
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.            Form 13F File Number                  Name

       01         028-05447                             Avery Advisors LLC

   [Repeat as necessary.]

Quarter Ended March 31, 2000

        Column 1                  Column 2          Column 3 Column 4    Column 5         Column 6   Column 7          Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Value  SHRS or  SH/ Put/  Investment   Other         Voting Authority
    Name of Issuer              Title of Class        Cusip   (x1000) PRN AMT  PRN Call  Discretion  Managers  Sole Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
3Com Corp                          common          885535104     292    7,400     sh        Sole              Sole
3Com Corp                          common          885535104     497   12,600     sh      Defined       01    Sole
Abitibi-Consolidated Inc.          common            3924107    4070  252,560     sh        Sole              Sole
Abitibi-Consolidated Inc.          common            3924107    7236  448,996     sh      Defined       01    Sole
Adelphia Communications Corp.      CL A              6848105    1367   27,584     sh        Sole              Sole
Alcatel                            Sponsored ADR    13904305    1253   27,566     sh        Sole              Sole
Allstate Corp.                     common           20002101    1275   53,957     sh        Sole              Sole
Aspect Dev Inc.                    common           45234101     622    9,000     sh        Sole              Sole
Aspect Dev Inc.                    common           45234101    1106   16,000     sh      Defined       01    Sole
AT & T Corp                        COM LIB GRP A     1957208    2135   42,755     sh        Sole              Sole
AT & T Corp                        common            1957109     821   17,579     sh        Sole              Sole
Ben & Jerrys Homemade Inc.         CL A             81465106    2336   53,928     sh        Sole              Sole
Ben & Jerrys Homemade Inc.         CL A             81465106    4152   95,872     sh      Defined       01    Sole
Broadvision Inc.                   common          111412102    1070   24,349     sh        Sole              Sole
Burlington Res Inc.                common          122014103    2519   64,075     sh        Sole              Sole
C-Cube Microsystems Inc.           common          125015107    1831   28,500     sh        Sole              Sole
C-Cube Microsystems Inc.           common          125015107    2988   46,500     sh      Defined       01    Sole
CBS Corp.                          common          12490K107    6841  116,437     sh        Sole              Sole
CBS Corp.                          common          12490K107   12130  206,463     sh      Defined       01    Sole
Celestial Seasonings Inc.          common          151016102     481   14,315     sh        Sole              Sole
Celestial Seasonings Inc.          common          151016102     847   25,185     sh      Defined       01    Sole
Champion Intl. Corp.               common          158525105    2604   39,600     sh        Sole              Sole
Champion Intl. Corp.               common          158525105    4629   70,400     sh      Defined       01    Sole
Charter One Finl Inc.              common          160903100     684   33,653     sh        Sole              Sole
CMGI Inc                           common          125750109    2655   37,262     sh        Sole              Sole
CNA Surety Corp.                   common          12612L108     268   18,200     sh        Sole              Sole
CNA Surety Corp.                   common          12612L108     469   31,800     sh      Defined       01    Sole
Coastal Corp.                      common          190441105     271    5,400     sh        Sole              Sole
Coastal Corp.                      common          190441105     482    9,600     sh      Defined       01    Sole
Columbia Energy Group              common          197648108    2025   32,266     sh        Sole              Sole
Columbia Energy Group              common          197648108    3353   53,434     sh      Defined       01    Sole
Comcast Corp                       CL A SPL        200300200    3236   80,766     sh        Sole              Sole
Concentric Network Corp            common          20589R107    1832   42,120     sh        Sole              Sole
Concentric Network Corp            common          20589R107    3257   74,880     sh      Defined       01    Sole
Conexant Systems Inc.              common          207142100    1247   20,824     sh        Sole              Sole
Consolidated Papers Inc.           common          209759109     477   12,600     sh        Sole              Sole
Consolidated Papers Inc.           common          209759109     848   22,400     sh      Defined       01    Sole
Cordant Technologies Inc.          common          218412104    2888   51,000     sh        Sole              Sole
Cordant Technologies Inc.          common          218412104    5040   89,000     sh      Defined       01    Sole
Cornerstone PPTYS Inc.             common          21922H103    1847  101,232     sh        Sole              Sole
Cornerstone PPTYS Inc.             common          21922H103    3284  179,968     sh      Defined       01    Sole
Critical Path Inc.                 common          22674V100     882   15,175     sh        Sole              Sole
Fifth Third Bancorp                common          316773100    1578   25,000     sh        Sole              Sole
First Sec Corp. Del                common          336294103    2086  147,672     sh        Sole              Sole
First Sec Corp. Del                common          336294103    3708  262,528     sh      Defined       01    Sole
First Un Corp                      common          337358105    1285   40,314     sh        Sole              Sole
Firstar Corp New Wis               common          33763V109    4002  160,891     sh        Sole              Sole
FleetBoston Finl Corp.             common          339030108    1755   49,518     sh        Sole              Sole
Flextronics International Ltd.     ORD             Y2573F102    4620   65,768     sh        Sole              Sole
Funco Inc.                         common          360762108    2025   82,764     sh        Sole              Sole
Funco Inc.                         common          360762108    3600  147,136     sh      Defined       01    Sole
General Motors Corp.               CL H New        370442832    1618   16,800     sh        Sole              Sole
General Motors Corp.               CL H New        370442832    2889   30,000     sh      Defined       01    Sole
General Motors Corp.               common          370442105    5561   59,400     sh        Sole              Sole
General Motors Corp.               common          370442105    9887  105,600     sh      Defined       01    Sole
GTE Corp.                          common          362320103    3551   52,416     sh        Sole              Sole
GTE Corp.                          common          362320103    2193   32,362     sh      Defined       01    Sole
HADCO Corp.                        common          404681108     353    4,288     sh      Defined       01    Sole
Health Care Ppty Invs. Inc.        common          421915109     745   26,739     sh        Sole              Sole
Healtheon Webmd. Corp.             common          422209106     251   11,911     sh        Sole              Sole
Healtheon Webmd. Corp.             common          422209106     352   16,689     sh      Defined       01    Sole
HNC Software Inc.                  common          40425P107     356    7,200     sh        Sole              Sole
HNC Software Inc.                  common          40425P107     634   12,800     sh      Defined       01    Sole
Illinois Tool Works Inc.           common          452308109    1283   20,026     sh        Sole              Sole
Infinity Broadcasting CP New       CL A            45662S102     954   28,110     sh        Sole              Sole
Inprise Corp                       common          45766C102      95   18,000     sh        Sole              Sole
Inprise Corp                       common          45766C102     168   32,000     sh      Defined       01    Sole
Interpublic Group Cos Inc.         common          460690100     325    7,924     sh        Sole              Sole
Iron Mtn Inc. PA                   common          462846106     927   26,488     sh        Sole              Sole
JDS Uniphase Corp                  common          46612J101    6982   67,292     sh        Sole              Sole
Kimberly Clark Corp.               common          494368103    1498   25,807     sh        Sole              Sole
La Z Boy Inc.                      common          505336107     403   25,701     sh        Sole              Sole
LG&E Energy Corp                   common          501917108     431   18,500     sh        Sole              Sole
LG&E Energy Corp                   common          501917108     734   31,500     sh      Defined       01    Sole
Lucent Technologies Inc            common          549463107    2069   33,265     sh        Sole              Sole
Mediaone Group Inc.                common          58440J104    7047   93,180     sh        Sole              Sole
Mediaone Group Inc.                common          58440J104   12525  165,620     sh      Defined       01    Sole
Medical Manager Corp. New          common          58461U103     749   23,421     sh        Sole              Sole
Medical Manager Corp. New          common          58461U103    1276   39,879     sh      Defined       01    Sole
Millennium Pharmaceuticals Inc.    common          599902103     587    7,390     sh        Sole              Sole
Mirage Resorts Inc.                common          60462E104    2274  111,600     sh        Sole              Sole
Mirage Resorts Inc.                common          60462E104    4042  198,400     sh      Defined       01    Sole
Motorola Inc.                      common          620076109    2427   20,382     sh        Sole              Sole
Multex Com Inc.                    common          625367107     606   29,845     sh        Sole              Sole
Newbridge Networks Corp            common          650901101    3548   99,072     sh        Sole              Sole
Newbridge Networks Corp            common          650901101    6308  176,128     sh      Defined       01    Sole
Nextlink Communications Inc.       CL A            65333H707    1578   18,720     sh        Sole              Sole
Nextlink Communications Inc.       CL A            65333H707    2806   33,280     sh      Defined       01    Sole
Nortel Networks Corp.              common          656569100    2100   18,544     sh        Sole              Sole
North Fork Bancorporation NY       common          659424105    2538  156,789     sh        Sole              Sole
OEA Inc                            common          670826106     540   54,000     sh        Sole              Sole
OEA Inc                            common          670826106     960   96,000     sh      Defined       01    Sole
Ortel Corp                         common          68749W102    2076   10,360     sh        Sole              Sole
Ortel Corp                         common          68749W102    3535   17,640     sh      Defined       01    Sole
Retek Inc.                         common          76128Q109     380   17,670     sh        Sole              Sole
Retek Inc.                         common          76128Q109     631   29,330     sh      Defined       01    Sole
Sara Lee Corp.                     common          803111103     335   22,365     sh        Sole              Sole
Seagate Technology                 common          811804103    5118  100,724     sh        Sole              Sole
Seagate Technology                 common          811804103    4582   90,176     sh      Defined       01    Sole
SFX Entmt Inc.                     CL A            784178105    3079   73,963     sh        Sole              Sole
SFX Entmt Inc.                     CL A            784178105    5446  130,837     sh      Defined       01    Sole
Shire Pharmaceuticals Grp. PLC     Sponsored ADR   82481R106     907   22,535     sh        Sole              Sole
Smithkline Beecham PLC             ADR REP ORD     832378301     352    5,120     sh      Defined       01    Sole
Southwest Gas Corp.                common          844895102     435   22,800     sh        Sole              Sole
St. Laurent Paperboard Inc.        common          790907109    2934  147,600     sh        Sole              Sole
St. Laurent Paperboard Inc.        common          790907109    5215  262,400     sh      Defined       01    Sole
Telecomunicacoes de Sao Paulo      Sponsored
                                   ADR PFD         87929A102    1091   43,200     sh        Sole              Sole
Telecomunicacoes de Sao Paulo      Sponsored
                                   ADR PFD         87929A102    1939   76,800     sh      Defined       01    Sole
Telefonica de Argentina S A        Sponsored
                                   ADR CL B        879378206    1783   50,760     sh        Sole              Sole
Telefonica de Argentina S A        Sponsored ADR
                                   CL B            879378206    3170   90,240     sh      Defined       01    Sole
Times Mirror Co New                Com Ser A       887364107     351    3,600     sh        Sole              Sole
Times Mirror Co New                Com Ser A       887364107     624    6,400     sh      Defined       01    Sole
Total Fina S A                     Sponsored ADR   89151E109    2390   31,600     sh        Sole              Sole
Tritel Inc.                        CL A            89675X104    2414   74,000     sh        Sole              Sole
Tritel Inc.                        CL A            89675X104    4111  126,000     sh      Defined       01    Sole
U S TR Corp. New                   common          91288L105    1180    7,668     sh        Sole              Sole
U S TR Corp. New                   common          91288L105    1975   12,832     sh      Defined       01    Sole
Union Pac Res Group Inc.           common          907834105    2898  151,056     sh        Sole              Sole
Union Pac Res Group Inc.           common          907834105    5153  268,544     sh      Defined       01    Sole
US Bancorp Del                     common          902973106     338   16,664     sh        Sole              Sole
USA Networks Inc.                  common          902984103    1848   80,352     sh        Sole              Sole
Warner Lambert Co.                 common          934488107    3753   32,976     sh        Sole              Sole
Warner Lambert Co.                 common          934488107    6672   58,624     sh      Defined       01    Sole
Wells Fargo & Co. New              common          949746101    1374   33,457     sh        Sole              Sole
Wesley Jessen Visioncare Inc       common          951018100     719   18,252     sh        Sole              Sole
Wesley Jessen Visioncare Inc       common          951018100    1278   32,448     sh      Defined       01    Sole
Westwood One Inc.                  common          961815107    1847   52,220     sh        Sole              Sole
Weyerhaeuser Co.                   common          962166104    1554   29,075     sh        Sole              Sole
Ziff-Davis Inc.                    COM ZD          989511100     158   16,128     sh        Sole              Sole
Ziff-Davis Inc.                    COM ZD          989511100     281   28,672     sh      Defined       01    Sole

                                                          TOTALS:    302,902